Leases - Information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ (15)	$ (16)	$ (28)
Impairments of right-of-use assets	(16)	(6)	(32)
Interest expense for lease liabilities	(2)	(3)	(4)
Total right-of-use lease cost	(33)	(25)	(64)
Expenses relating to short-term leases	(9)	(10)	(7)
Total short-term and low-value leases	$ (9)	$ (10)	$ (7)